Due to Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Due to Related Party Transactions

14.	Due to Related Party Transactions

The amount due to a related party called Ansa Group Limited (“Ansa”), an entity under common control of the majority shareholder of the Company was $22,139 and $15,283 as at June 30, 2026 and 2025 respectively. The balance is interest-free and does not have a fixed maturity. The terms are not necessarily indicative of what a third party would agree to.